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                   Strategic Partners Asset Allocation Funds
                      Strategic Partners Opportunity Funds
                    Strategic Partners Style Specific Funds
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               Supplement dated April 11, 2002 to the statements
         of additional information (each an SAI) dated as shown below.

   Add the following at the end of the SAI section entitled 'Purchase, Redemption and Pricing of Fund Shares--Waiver of Initial Sales Charge--Class C Shares.' This information supersedes that contained in the SAI supplement dated March 25, 2002.

      Limited Offer. For a limited time that began March 25, 2002, investors could purchase Class C shares of Funds within the Strategic Partners mutual fund family without an initial sales charge. For each Strategic Partners Fund, the Limited Offer is expected to continue until the earlier of April 23, 2002 or the date that the aggregate amount of Class C shares sold pursuant to the Limited Offer amounts to approximately $100 million. Of this amount, approximately $70 million is available to investors who acquire Class C shares through affiliates of Prudential Financial, Inc. (Prudential) and approximately $30 million is available to investors who acquire Class C shares through broker dealers, investment advisers and financial planners that are not affiliated with Prudential. The Limited Offer period may be shortened or extended at the Funds' discretion.

   The information in this supplement relates to the following SAIs:

Fund Name                                          Date of SAI
------------------------------------------------   ------------------
Strategic Partners Asset Allocation Funds.......   October 1, 2001
  Strategic Partners Conservative Growth Fund
  Strategic Partners Moderate Growth Fund
  Strategic Partners High Growth Fund

Strategic Partners Opportunity Funds
  Strategic Partners Focused Growth and New Era
  Growth Funds..................................   April 27, 2001
  Strategic Partners Focused Value Fund.........   February 13, 2001

MFSP2002C3


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Fund Name                                          Date of SAI
------------------------------------------------   ------------------
Strategic Partners Style Specific Funds.........   October 1, 2001
  Strategic Partners Large Capitalization Growth
  Fund
  Strategic Partners Large Capitalization Value
  Fund
  Strategic Partners Small Capitalization Growth
  Fund
  Strategic Partners Small Capitalization Value
  Fund
  Strategic Partners International Equity Fund
  Strategic Partners Total Return Bond Fund